Data Compare Summary (Total)
Run Date - 8/10/2026 10:46:13 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Appraised Value	0	10	0.00%	2,428
Balloon Flag	0	2,418	0.00%	2,428
Borrower First Name	0	2,418	0.00%	2,428
Borrower Last Name	0	2,428	0.00%	2,428
Borrower SSN	0	2,418	0.00%	2,428
City	0	2,428	0.00%	2,428
Draw Period	0	10	0.00%	2,428
First Payment Date	2	10	20.00%	2,428
Interest Only Period	1	10	10.00%	2,428
Investor: Qualifying Total Debt Ratio	0	2,428	0.00%	2,428
Lender	0	2,418	0.00%	2,428
Lien Position	0	10	0.00%	2,428
Line Limit	0	2,428	0.00%	2,428
Margin	0	2,428	0.00%	2,428
Maturity Date	4	10	40.00%	2,428
MERS Min Number	0	10	0.00%	2,428
Note Date	0	10	0.00%	2,428
Occupancy	0	2,428	0.00%	2,428
Original CLTV	2	2,428	0.08%	2,428
Original HCLTV	0	11	0.00%	2,428
Original Interest Rate	2	2,428	0.08%	2,428
Original LTV	5	10	50.00%	2,428
Original Term	0	10	0.00%	2,428
Originator Loan Designation	0	2,418	0.00%	2,428
PITIA Reserves Months	0	2,418	0.00%	2,428
Product Description	0	2,418	0.00%	2,428
Property Type	0	2,418	0.00%	2,428
Purpose	0	2,428	0.00%	2,428
Refi Purpose	1	2,428	0.04%	2,428
Representative FICO	0	2,428	0.00%	2,428
State	0	2,428	0.00%	2,428
Street	0	2,428	0.00%	2,428
Zip	0	2,428	0.00%	2,428
Total	17	53,447	0.03%	2,428